Share Based Payment - Summary of Number and Weighted Average Exercise Prices of Share-based Options (Details)	12 Months Ended
	Dec. 31, 2022 shares SFr / shares	Dec. 31, 2021 shares SFr / shares	Dec. 31, 2020 shares SFr / shares	Dec. 31, 2019 shares SFr / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Outstanding beginning balance | shares	1,127,585	976,220	608,059
Number of Options, Forfeited | shares	(82,445)	(147,607)	(37,981)
Number of Options, Granted | shares	550,468	298,972	406,141
Number of Options, Exercised | shares	(53,500)
Number of Options, Outstanding ending balance | shares	1,542,108	1,127,585	976,220	608,059
Number of Options, Exercisable | shares	716,919	664,192	443,781
Weighted Average Exercise Price, Outstanding beginning balance | SFr / shares	SFr 2.34	SFr 2.24	SFr 2.13
Weighted Average Exercise Price, Forfeited | SFr / shares	2.69	2.39	2.18
Weighted Average Exercise Price, Granted | SFr / shares	3.41	2.70	2.39
Weighted Average Exercise Price, Exercised | SFr / shares	2.11
Weighted Average Exercise Price, Outstanding ending balance | SFr / shares	2.73	2.34	2.24	SFr 2.13
Weighted Average Exercise Price, Exercisable | SFr / shares	SFr 2.25	SFr 2.17	SFr 2.12
Forfeited shares expiration period			2027
Granted shares expiration period	2031	2030
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period	2031	2030	2029	2028
Forfeited shares expiration period	2030	2028
Granted shares expiration period			2029
Exercisable shares expiration period	2031	2030	2029
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period	2027	2026	2026	2026
Forfeited shares expiration period	2023	2027
Granted shares expiration period			2027
Exercisable shares expiration period	2027	2026	2026